Share of Equity Accounted Investments' Profit - Summary of Analysis of Share of Joint Ventures' and Associates' Profit After Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Group share of
Revenue	€ 25,220	€ 24,789	[1]	€ 21,406	[1]
Group operating profit	2,095	1,908	[1]	1,166	[1]
Profit before tax from continuing operations	1,867	1,620	[1]	920	[1]
Income tax expense	(55)	(431)	[1]	(276)	[1]
Group profit for the financial year	1,919	1,270	[1]	729	[1]
Associates [member]
Group share of
Revenue	816	769		961
EBITDA (as defined)	77	52		84
Depreciation and amortisation	(39)	(40)		(55)
Group operating profit	38	12		29
Finance costs (net)	(10)	(15)		(17)
Profit before tax from continuing operations	28	(3)		12
Income tax expense	(6)	(6)		(9)
Group profit for the financial year	22	(9)		3
Joint Ventures [Member]
Group share of
Revenue	582	480		496
EBITDA (as defined)	77	85		79
Depreciation and amortisation	(28)	(26)		(27)
Group operating profit	49	59		52
Finance costs (net)	(1)	(4)		(6)
Profit before tax from continuing operations	48	55		46
Income tax expense	(5)	(4)		(5)
Group profit for the financial year	43	51		41
Joint Ventures and Associates [Member]
Group share of
Revenue	1,398	1,249		1,457
EBITDA (as defined)	154	137		163
Depreciation and amortisation	(67)	(66)		(82)
Group operating profit	87	71		81
Finance costs (net)	(11)	(19)		(23)
Profit before tax from continuing operations	76	52		58
Income tax expense	(11)	(10)		(14)
Group profit for the financial year	€ 65	€ 42		€ 44

[1]	1 Restated to show the results of our Americas Distribution segment in discontinued operations. See note 2 for further details.